Investments - Summary of Investments in Associates and Joint Ventures Accounted for Using Equity Method (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [line items]
Others	€ 16	€ 17	€ 18
Total Joint Ventures	0	0	0
Total Investments accounted for using the equity method	16	17	18
Tiglio I S. r. l [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [line items]
Others	5	7	8
NordCom S.p.A. [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [line items]
Others	5	5	5
W.A.Y. S.r.l. [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [line items]
Others	3	3	3
Other minor companies [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [line items]
Others	3	2	2
Alfiere SPA [member]
Disclosure Of Investments In Associates And Joint Ventures Accounted For Using Equity Method [line items]
Total Joint Ventures	€ 0	€ 0	€ 0